Cover	Aug. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2026
Entity File Number	001-41556
Entity Registrant Name	Snail, Inc.
Entity Central Index Key	0001886894
Entity Tax Identification Number	88-4146991
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12049 Jefferson Blvd
Entity Address, City or Town	Culver City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90230
City Area Code	(310)
Local Phone Number	988-0643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SNAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true